EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Additional Information (Details)					3 Months Ended	12 Months Ended
	Oct. 27, 2021 shares	Oct. 28, 2020 shares	Jul. 15, 2020 shares	Apr. 23, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Nov. 01, 2019 USD ($)	Jan. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense | $						$ 6,800,000	$ 1,000,000.0
Equity conversion ratio						1
Contract period						10 years
Immediate recognition of expense | $					$ 500,000
Employer discretionary contribution amount | $						$ 900,000	$ 800,000
Equity value of plan | $								$ 325,000,000	$ 100,000,000
Payments to employee incentive plan participants | $				$ 250,000
Nonemployee Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense | $						200,000
Stock-based compensation fair value | $					$ 1,800,000	$ 1,800,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares) | shares						1,084,000	1,245,000
Stock based compensation expense | $						$ 16,700,000
Weighted-average remaining period of RSUs						2 years 8 months 12 days
Fair value of vested restricted stock units | $						$ 3,700,000	$ 0
Accelerated number of shares (in shares) | shares	34,000
Restricted Stock Units (RSUs) | Nonemployee Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares) | shares					126,000	126,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated number of shares (in shares) | shares	32,000
Exercised (in shares) | shares						0	0
Stock Options | Nonemployee Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares) | shares					118,000	118,000
2020 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital shares reserved for future issuance (in shares) | shares			11,600,000
2020 Omnibus Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares) | shares		1,200,000
Continuous service period		3 years
2020 Omnibus Incentive Plan | Restricted Stock Units (RSUs) | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares) | shares		65,000
2020 Omnibus Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract period			10 years
2020 Omnibus Incentive Plan | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
2020 Omnibus Incentive Plan | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years